SEGMENT INFORMATION (Tables)	12 Months Ended
Oct. 31, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Geographic Data	2013	2012

Net revenue:
United States	$ 388,830	$ -
Taiwan	-	940,010
Revenue and Accounts, receivable	$ 388,830	$ 940,010